Note 25 - Trade Payables	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
25.
    TRADE PAYABLES

	2019	2018

Trade payables (i)	309.5	126.1
Non-current	309.5	126.1

Trade payables (i)	14,178.9	12,774.2
Related Parties (Note 31)	890.7	1,275.8
Current	15,069.6	14,050.0

Total	15,379.1	14,176.1

(i) The nominal contractual amounts, including interest are
R$16,905.8
at
December 31, 2019 (
R$15,034.0
at
December 31, 2018).